Expense Example {- Franklin Mutual Shares VIP Fund} - FTVIP Class 1-59 - Franklin Mutual Shares VIP Fund - Class 1	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 73
3 years	227
5 years	395
10 years	$ 883